Related party transactions - Post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 3,400.0	$ 3,500.0
Related party management fees	14.0	13.0
Retirement benefit plan deposit assets placed at related party	476.0	452.0
Retirement benefit plan interest income earned from related party	0.0	0.0
Other related parties | HSBC Bank (UK) Pension Scheme
Disclosure of transactions between related parties [line items]
Notional amount with related party	7,400.0	7,700.0
Derivative assets with related party	1,000.0	1,000.0
Cash collateral received with related party	$ 1,000.0	$ 1,000.0